DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Schedule of Premises and Equipment (Details)	Dec. 31, 2025
Automobiles
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Office buildings
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Minimum | Leasehold improvements
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Minimum | Software
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Furniture, fixtures and equipment
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Maximum | Office buildings
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	30 years
Maximum | Leasehold improvements
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	30 years
Maximum | Software
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	7 years
Maximum | Furniture, fixtures and equipment
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	10 years